DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments, Fair value	$ 24,867,161	$ 8,624,815
Derivative Asset, Notional Amount	45,000,000	5,000,000
Derivative Liabilities, Fair value	(4,630,242)	(283,754)
Derivative Liability, Notional Amount	338,000,000	35,000,000
Interest Rate Swap [Member]
Derivative Financial Instruments, Fair value	0	0
Derivative Asset, Notional Amount	0	0
Derivative Liabilities, Fair value	(4,630,242)	(283,754)
Derivative Liability, Notional Amount	338,000,000	35,000,000
Swaption [Member]
Derivative Financial Instruments, Fair value	1,541,494	12,062
Derivative Asset, Notional Amount	25,000,000	5,000,000
Derivative Liabilities, Fair value	0	0
Derivative Liability, Notional Amount	0	0
Linked Tansactions [Member]
Derivative Financial Instruments, Fair value	23,205,354	8,612,753
Derivative Asset, Notional Amount	0	0
Derivative Liabilities, Fair value	0	0
Derivative Liability, Notional Amount	0	0
Futures [Member]
Derivative Financial Instruments, Fair value	120,313
Derivative Asset, Notional Amount	20,000,000
Derivative Liabilities, Fair value	0
Derivative Liability, Notional Amount	$ 0